UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: One West Pack Square, Suite 1650
         Asheville, NC 28801





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; August 11,2004
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      185

Form 13F Information Table Value Total: 198721

List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE

NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY


3M Company
Common
88579Y101
846
9400
Sole


Abbott Laboratories
Common
002824100
904
22200
Sole


Adams Express Company
Common
006212104
1123
88300
Sole


Affiliated Managers Group
Common
008252108
3052
60600
Sole


AFLAC Incorporated
Common
001055102
346
8500
Sole


Agilent Technologies Inc.
Common
00846U101
243
8300
Sole


Alcoa Inc.
Common
013817101
465
14100
Sole


Allstate Corporation
Common
020002101
512
11000
Sole


Alltel Corporation
Common
020039103
202
4000
Sole


Altria Group, Inc.
Common
02209S103
1126
22500
Sole


American Electric Power
Common
025537101
262
8200
Sole


American Express Company
Common
025816109
986
19200
Sole


American International Gr
Common
026874107
3518
49362
Sole


Amgen, Inc.
Common
031162100
1096
20100
Sole


Analog Devices, Inc.
Common
032654105
244
5200
Sole


Anheuser-Busch Companies,
Common
035229103
696
12900
Sole


Anthem, Inc.
Common
03674B104
223
2500
Sole


Applied Films Corporation
Common
038197109
1799
62000
Sole


Applied Materials, Inc.
Common
038222105
415
21200
Sole


Archer Daniels Midland Co
Common
039483102
186
11110
Sole


AT&T Wireless Services
Common
00209A106
517
36123
Sole


Automatic Data Processing
Common
053015103
393
9400
Sole


Avocent Corporation
Common
053893103
2590
70500
Sole


Bank of America Corporati
Common
060505104
2659
31428
Sole


Bank of New York Co.
Common
064057102
347
11800
Sole


Bank One Corporation
Common
06423A103
331
6500
Sole


BellSouth Corporation
Common
079860102
857
32700
Sole


Boeing Company
Common
097023105
628
12300
Sole


Boston Scientific Corp.
Common
101137107
513
12000
Sole


Bristol-Myers Squibb Co.
Common
110122108
588
24000
Sole


CACI International, Inc.
Common
127190304
2187
54100
Sole


Cardinal Health, Inc.
Common
14149Y108
381
5450
Sole


Carnival Corporation
Common
143658300
568
12100
Sole


Caterpillar Inc.
Common
149123101
428
5400
Sole


Cendant Corporation
Common
151313103
320
13100
Sole


Charles Schwab Corp.
Common
808513105
136
14200
Sole


ChevronTexaco Corporation
Common
166764100
1690
17967
Sole


Cisco Systems, Inc.
Common
17275R102
2000
84400
Sole


Citigroup Inc.
Common
172967101
3892
83700
Sole


Clear Channel Communicati
Common
184502102
277
7500
Sole


Coca-Cola Company
Common
191216100
1933
38300
Sole


Colgate-Palmolive Company
Common
194162103
274
4700
Sole


Comcast Corporation
Common
20030N101
814
29045
Sole


Comcast Corporation
Common
20030N200
320
11600
Sole


ConocoPhillips
Common
20825C104
755
9906
Sole


Cooper Companies
Common
216648402
3790
60000
Sole


CVS Corporation
Common
126650100
210
5000
Sole


Dell Inc.
Common
24702R101
1124
31400
Sole


Delphi Corporation
Common
247126105
135
12700
Sole


Direct General Corporatio
Common
25456W204
1322
41000
Sole


Dominion Resources, Inc.
Common
25746U109
258
4100
Sole


Dow Chemical Company
Common
260543103
512
12600
Sole


DSP Group, Inc.
Common
23332B106
3693
135600
Sole


Duke Energy Corporation
Common
264399106
241
11900
Sole


E.I. DuPont de Nemours
Common
263534109
635
14300
Sole


eBay Inc.
Common
278642103
919
10000
Sole


Edwards Lifesciences Corp
Common
28176E108
3133
89900
Sole


Electronic Data Systems
Common
285661104
210
11000
Sole


Eli Lilly & Co.
Common
532457108
1146
16400
Sole


EMC Corporation
Common
268648102
3190
279848
Sole


Emerson Electric Co.
Common
291011104
349
5500
Sole


Exelon Corporation
Common
30161N101
432
13000
Sole


Exxon Mobil Corporation
Common
30231G102
5040
113500
Sole


Fairchild Semiconductor I
Common
303726103
3300
201600
Sole


Fannie Mae
Common
313586109
1134
15900
Sole


FedEx Corporation
Common
31428X106
367
4500
Sole


Fifth Third Bancorp
Common
316773100
349
6500
Sole


First Data Corporation
Common
319963104
385
8649
Sole


First Marblehead Corp
Common
320771108
2951
73300
Sole


First Niagara Financial
Common
33582V108
1008
84000
Sole


FMC Technologies, Inc.
Common
30249U101
3047
105800
Sole


Ford Motor Company
Common
345370860
524
33500
Sole


Fortune Brands, Inc.
Common
349631101
264
3500
Sole


Freddie Mac
Common
313400301
595
9400
Sole


Furniture Brands Internat
Common
360921100
2031
81100
Sole


Gannett Co., Inc.
Common
364730101
381
4500
Sole


Gap, Inc.
Common
364760108
293
12100
Sole


General Dynamics Corp.
Common
369550108
307
3100
Sole


General Electric Company
Common
369604103
3910
120700
Sole


General Mills, Inc.
Common
370334104
237
5000
Sole


General Motors Corporatio
Common
370442105
535
11500
Sole


Genzyme Corporation
Common
372917104
236
5000
Sole


Gildan Activewear Inc.
Common
375916103
1374
47900
Sole


Gillette Company
Common
375766102
898
21200
Sole


Goldman Sachs Group
Common
38141G104
734
7800
Sole


Guidant Corporation
Common
401698105
217
3900
Sole


Harley-Davidson, Inc.
Common
412822108
427
6900
Sole


Harris Interactive Inc.
Common
414549105
632
94100
Sole


HCA Inc.
Common
404119109
253
6100
Sole


Heartland Express, Inc.
Common
422347104
1705
62337
Sole


Hewlett-Packard Company
Common
428236103
669
31742
Sole


Home Depot, Inc.
Common
437076102
1316
37400
Sole


Honeywell International
Common
438516106
296
8100
Sole


HSBC Holdings plc (ADR)
Common
404280406
360
4814
Sole


Illinois Tool Works Inc.
Common
452308109
469
4900
Sole


Intel Corporation
Common
458140100
2183
79100
Sole


International Business Ma
Common
459200101
1904
21600
Sole


International Paper Compa
Common
460146103
415
9300
Sole


ITT Educational Services
Common
45068B109
1566
41200
Sole


J.P. Morgan Chase & Co.
Common
46625H100
1244
32100
Sole


Johnson & Johnson
Common
478160104
2796
50200
Sole


Joy Global Inc.
Common
481165108
3416
114100
Sole


Kimberly-Clark Corp.
Common
494368103
388
5900
Sole


Kroger Co.
Common
501044101
207
11400
Sole


Leadis Technology
Common
52171N103
148
11100
Sole


Lehman Brothers Holdings
Common
524908100
270
3600
Sole


Lockheed Martin Corporati
Common
539830109
338
6500
Sole


Lowe's Companies, Inc.
Common
548661107
457
8700
Sole


Lucent Technologies Inc.
Common
549463107
110
29300
Sole


Manulife Financial Corpor
Common
56501R106
287
7111
Sole


Marsh & McLennan Co's
Common
571748102
394
8700
Sole


Masco Corporation
Common
574599106
274
8800
Sole


Maxim Integrated Products
Common
57772K101
251
4800
Sole


MBNA Corporation
Common
55262L100
455
17650
Sole


McDonald's Corporation
Common
580135101
473
18200
Sole


Medtronic, Inc.
Common
585055106
750
15400
Sole


Merck & Co., Inc.
Common
589331107
1577
33200
Sole


Merrill Lynch & Co., Inc.
Common
590188108
690
12800
Sole


MetLife, Inc.
Common
59156R108
437
12200
Sole


Micron Technology, Inc.
Common
595112103
162
10600
Sole


Microsoft Corporation
Common
594918104
5115
179100
Sole


Morgan Stanley
Common
617446448
749
14200
Sole


Motorola, Inc.
Common
620076109
543
29800
Sole


National City Corporation
Common
635405103
252
7200
Sole


Neurocrine Biosciences, I
Common
64125C109
1643
31700
Sole


Nextel Communications
Common
65332V103
453
17000
Sole


NIKE, Inc.
Common
654106103
363
4800
Sole


Omnicom Group Inc.
Common
681919106
235
3100
Sole


Oracle Corporation
Common
68389X105
759
63700
Sole


Packaging Corporation of
Common
695156109
3097
129600
Sole


Paychex, Inc.
Common
704326107
311
9200
Sole


Peabody Energy Corporatio
Common
704549104
3751
67000
Sole


PepsiCo, Inc.
Common
713448108
1379
25600
Sole


Performance Food Group
Common
713755106
1043
39300
Sole


Pfizer Inc.
Common
717081103
4707
137320
Sole


Platinum Underwriters Hol
Common
G7127P100
2209
72600
Sole


Praxair, Inc.
Common
74005P104
219
5500
Sole


Procter & Gamble Co.
Common
742718109
2700
49600
Sole


Progressive Corp.
Common
743315103
213
2500
Sole


Prudential Financial, Inc
Common
744320102
348
7500
Sole


QUALCOMM, Inc.
Common
747525103
540
7400
Sole


Salomon Brothers Fund
Common
795477108
308
25200
Sole


Sara Lee Corp.
Common
803111103
243
10600
Sole


SBC Communications Inc.
Common
78387G103
1362
56200
Sole


Schering-Plough Corp.
Common
806605101
371
20100
Sole


Schlumberger Limited
Common
806857108
616
9700
Sole


Scottish Power UK plc (AD
Common
81013T705
236
8000
Sole


Shuffle Master, Inc.
Common
825549108
1169
32200
Sole


Simon Property Group, Inc
Common
828806109
334
6500
Sole


Skyworks Solutions, Inc.
Common
83088M102
1563
179100
Sole


Solectron Corporation
Common
834182107
80
12400
Sole


Southern Company
Common
842587107
390
13400
Sole


Southwest Airlines Co.
Common
844741108
210
12550
Sole


Starbucks Corporation
Common
855244109
234
5400
Sole


Steel Dynamics, Inc.
Common
858119100
2127
74300
Sole


Sun Microsystems, Inc.
Common
866810104
182
42100
Sole


Swift Transportation Co.
Common
870756103
1204
67100
Sole


Sysco Corporation
Common
871829107
208
5800
Sole


Target Corporation
Common
87612E106
696
16400
Sole


Texas Instruments Incorpo
Common
882508104
539
22300
Sole


The Zweig Fund Inc.
Common
989834106
1120
231900
Sole


Time Warner Inc.
Common
887317105
1569
89250
Sole


Tri-Continental Corp.
Common
895436103
3130
186000
Sole


TXU Corporation
Common
873168108
239
5900
Sole


Tyco International Ltd.
Common
902124106
762
22997
Sole


U.S. Bancorp
Common
902973304
829
30101
Sole


United Natural Foods,Inc.
Common
911163103
4579
158400
Sole


United Parcel Service
Common
911312106
939
12500
Sole


United Technologies Corpo
Common
913017109
448
4900
Sole


UnitedHealth Group Inc.
Common
91324P102
622
10000
Sole


Universal Technical Insti
Common
913915104
327
8200
Sole


USF Corporation
Common
91729Q101
2550
72600
Sole


Verizon Communications
Common
92343V104
1501
41500
Sole


Viacom Inc.
Com, Cl B
925524308
1175
32900
Sole


Wachovia Corporation
Common
929903102
943
21200
Sole


Walgreen Company
Common
931422109
394
10900
Sole


Wal-Mart Stores, Inc.
Common
931142103
4442
84200
Sole


Walt Disney Company
Common
254687106
902
35400
Sole


Washington Mutual Inc.
Common
939322103
510
13200
Sole


Waste Management, Inc.
Common
94106L109
291
9500
Sole


Wells Fargo & Company
Common
949746101
2071
36200
Sole


Western Gas Resources Inc
Common
958259103
1649
50800
Sole


Wyeth
Common
983024100
777
21500
Sole


Yahoo! Inc.
Common
984332106
628
17300
Sole


Zoran Corporation
Common
98975F101
1246
67950
Sole